SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
13.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended December 31,
	2022	2021
	$	$
Non-cash investing and financing activities:
Investments received for exploration and evaluation assets	—	500,000
Issued pursuant to acquisition of exploration and evaluation assets	194,834	3,505,408
Right-of-use assets and liabilities	152,501	97,423
Property and equipment included in accounts payable and accrued liabilities	306,400	537,746
Share issuance costs included in accounts payable and accrued liabilities	296,106	—
Cash paid for income taxes	—	—
Cash paid for interest	—	—
Cash received for interest	1,220,279	122,714